UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

Nine Elk Street Albany, NY (Address of principal executive offices)	12207-1002 (Zip code)

Robert A. Benton

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedules of Investments.

Paradigm Value Fund
		Schedule of Investments
		March 31, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Air Courier Services
90,000	Air Transport Services Group, Inc. *	$1,444,500	2.40%

Cable & Other Pay Television Services
33,700	TiVo Solutions Inc. *	631,875	1.05%

Communications Equipment, NEC
20,000	Vocera Communications, Inc. *	496,600	0.83%

Computer Communications Equipment
75,100	A10 Networks, Inc. *	687,165
250,000	Extreme Networks, Inc. *	1,877,500
		2,564,665	4.26%

Construction - Special Trade Contractors
76,800	Matrix Service Co. *	1,267,200	2.11%

Deep Sea Foreign Transportation of Freight
127,100	Ardmore Shipping Corporation (Ireland)	1,023,155	1.70%

Electrical Work
26,400	EMCOR Group Inc.	1,661,880	2.76%

Electronic Computers
20,000	Cray Inc.	438,000
10,000	Omnicell, Inc. *	406,500
		844,500	1.40%

Heavy Construction Other Than Building Construction - Contractors
25,000	Granite Construction Incorporated	1,254,750	2.09%

Industrial Organic Chemicals
19,900	Sensient Technologies Corp.	1,577,274	2.62%

Laboratory Analytical Instruments
29,600	PerkinElmer Inc.	1,718,576	2.86%

Motor Vehicle Parts & Accessories
61,100	Tower International, Inc.	1,655,810	2.75%

National Commercial Banks
43,700	First Merchants Corporation	1,718,284
21,436	National Bank Holdings Corporation - Class A	696,670
		2,414,954	4.02%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
140,000	RTI Surgical, Inc. *	560,000	0.93%

Paper Mills
10,000	KapStone Paper and Packaging Corporation	231,000	0.38%

Printed Circuit Boards
10,000	Jabil Circuit, Inc.	289,200	0.48%

Radio & TV Broadcasting & Communications Equipment
20,000	ARRIS International plc *	529,000
240,000	Mitel Networks Corporation * (Canada)	1,663,200
		2,192,200	3.65%

Retail - Apparel & Accessory Stores
30,000	Citi Trends, Inc.	510,000
85,400	Express Inc. *	777,994
33,400	Tailored Brands, Inc.	498,996
100,000	Vince Holdings Corporation	155,000
		1,941,990	3.23%

Retail - Family Clothing Stores
80,400	American Eagle Outfitters, Inc.	1,128,012	1.88%

Retail - Retail Stores, NEC
23,150	IAC/InterActiveCorp. *	1,706,618	2.84%

Retail - Shoe Stores
23,100	Foot Locker, Inc.	1,728,111	2.87%

Savings Institution, Federally Chartered
40,300	LegacyTexas Financial Group, Inc.	1,607,970	2.67%

Semiconductors & Related Devices
3,488	Cavium, Inc. *	249,950
73,700	EMCORE Corporation *	663,300
22,000	Finisar Corporation *	601,480
51,400	Kulicke & Soffa Industries Inc. * (Singapore)	1,044,448
50,000	Lattice Semiconductor Corporation *	346,000
31,900	Microsemi Corporation *	1,643,807
60,000	Oclaro, Inc. *	589,200
25,400	Qorvo, Inc. *	1,741,424
		6,879,609	11.44%

Services - Business Services, NEC
33,500	Rightside Group, Ltd. *	332,320	0.55%

Services - Computer Integrated Systems Design
54,100	Convergys Corp.	1,144,215
44,300	Quality Systems, Inc. *	675,132
		1,819,347	3.03%

Services - Help Supply Services
66,100	Kforce Inc.	1,569,875	2.61%

Services - Hospitals
23,400	Magellan Health Services Inc. *	1,615,770
22,150	MEDNAX, Inc. *	1,536,767
		3,152,537	5.24%

Services - Management Services
200,000	R1 RCM Inc. *	618,000	1.03%

Services - Motion Picture Theaters
65,300	Regal Entertainment Group Class A	1,474,474	2.45%

Special Industry Machinery, NEC
80,700	Brooks Automation, Inc.	1,807,680	3.01%

State Commercial Banks
30,000	Banner Corporation	1,669,200
34,000	Renasant Corporation	1,349,460
		3,018,660	5.02%

Surgical & Medical Instruments & Apparatus
60,000	MiMedx Group, Inc. *	571,800	0.95%

Telegraph & Other Message Communications
20,525	j2 Global, Inc.	1,722,253	2.86%

Transportation Services
19,500	GATX Corp.	1,188,720	1.98%

Total for Common Stocks (Cost $31,449,868)		$54,096,115	89.95%

REAL ESTATE INVESTMENT TRUSTS
58,000	Blackstone Mortgage Trust, Inc. - Class A	1,795,680
37,309	Gramercy Property Trust Inc.	981,227
15,550	Mid-America Apartment Communities Inc.	1,582,057
Total for Real Estate Investment Trusts (Cost $2,830,090)		4,358,964	7.25%

MONEY MARKET FUNDS
1,735,328	SEI Daily Income Trust Government Fund CL A 0.53% **	1,735,328	2.89%
(Cost $1,735,328)

Total Investment Securities		60,190,407	100.09%
	(Cost $36,015,286)

Liabilities in Excess of Other Assets		(54,166)	-0.09%

Net Assets		$60,136,241	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at March 31, 2017.

See accompanying notes to Schedules of Investments

Paradigm Opportunity Fund
		Schedule of Investments
		March 31, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Cable & Other Pay Television Services
14,600	TiVo Solutions Inc. *	$273,750	3.67%

Computer Communications Equipment
17,700	A10 Networks, Inc. *	161,955	2.17%

Construction - Special Trade Contractors
11,300	Matrix Service Co. *	186,450	2.50%

Crude Petroleum & Natural Gas
28,400	Petroquest Energy, Inc.	77,816	1.04%

Electrical Work
3,025	EMCOR Group Inc.	190,424	2.55%

Industrial Organic Chemicals
2,550	Sensient Technologies Corporation	202,113	2.71%

Instruments for Measurement & Testing of Electricity & Electric Signals
7,075	Teradyne, Inc.	220,033	2.95%

Laboratory Analytical Instruments
2,850	PerkinElmer Inc.	165,471	2.22%

Miscellaneous Manufacturing Industries
5,500	Hillenbrand, Inc.	197,175	2.65%

Retail - Apparel & Accessory Stores
11,875	Express Inc. *	108,181
4,900	Tailored Brands, Inc.	73,206
		181,387	2.43%

Retail - Department Stores
2,500	Dillard's, Inc. - Class A	130,600	1.75%

Retail - Family Clothing Stores
13,300	American Eagle Outfitters, Inc.	186,599	2.50%

Retail - Lumber & Other Building Materials Dealers
14,500	BMC Stock Holdings, Inc. *	327,700	4.40%

Retail - Miscellaneous Shopping Good Stores
8,200	Barnes & Noble, Inc.	75,850	1.02%

Retail - Retail Stores, NEC
3,350	IAC/InterActiveCorp. *	246,962	3.31%

Retail - Shoe Stores
2,200	DSW Inc. - Class A	45,496
4,500	Foot Locker, Inc.	336,645
		382,141	5.13%

Rolling Drawing & Extruding of Nonferrous Metals
2,131	Alcoa, Inc.	73,306	0.98%

Semiconductors & Related Devices
8,300	Kulicke & Soffa Industries Inc. * (Singapore)	168,656
6,300	Microsemi Corporation *	324,639
4,900	Qorvo, Inc. *	335,944
3,400	Skyworks Solutions, Inc.	333,132
		1,162,371	15.59%

Services - Business Services, NEC
5,500	Tabula Rasa HealthCare, Inc. *	74,140	0.99%

Services - Computer Integrated Systems Design
9,800	Convergys Corp.	207,270	2.78%

Services - Help Supply Services
7,600	Kelly Services, Inc. - Class A	166,136	2.23%

Services - Home Health Care Services
2,400	Addus Homecare Corporation *	76,800	1.03%

Services - Hospitals
3,650	Magellan Health Services Inc. *	252,032
2,600	MEDNAX, Inc. *	180,388
		432,420	5.81%

Services - Motion Picture Theaters
11,475	Regal Entertainment Group Class A	259,105	3.48%

Services - Prepackaged Software
6,700	Progress Software Corporation	194,635	2.61%

Special Industry Machinery (No Metalworking Machinery)
2,500	Kadant Inc.	148,375	1.99%

Special Industry Machinery, NEC
16,025	Brooks Automation, Inc.	358,960	4.82%

Surgical & Medical Instruments & Apparatus
10,925	AtriCure, Inc. *	209,214	2.81%

Telegraph & Other Message Communications
3,775	j2 Global, Inc.	316,760	4.25%

Total for Common Stocks (Cost $4,147,078)		$6,885,918	92.37%

REAL ESTATE INVESTMENT TRUSTS
2,825	Mid-America Apartment Communities Inc.	287,416
Total for Real Estate Investment Trusts (Cost $121,247)		287,416	3.86%

MONEY MARKET FUNDS
750,365	SEI Daily Income Trust Government Fund CL A 0.53% **	750,365	10.07%
(Cost $750,365)

Total Investment Securities		7,923,699	106.30%
	(Cost $5,018,690)

Liabilities in Excess of Other Assets		(469,801)	-6.30%

Net Assets		$7,453,898	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at March 31, 2017.

                                   See accompanying notes to Schedules of Investments

Paradigm Select Fund
		Schedule of Investments
		March 31, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Air Transportation, Nonscheduled
6,400	Air Methods Corporation *	$275,200	1.08%

Aircraft & Parts
7,800	Triumph Group, Inc.	200,850	0.79%

Cable & Other Pay Television Services
33,600	TiVo Solutions Inc. *	630,000	2.47%

Chemical & Allied Products
575	Innospec Inc.	37,231
1,625	Olin Corp.	53,414
		90,645	0.35%

Construction - Special Trade Contractors
26,100	Matrix Service Co. *	430,650	1.69%

Electrical Work
5,700	EMCOR Group Inc.	358,815	1.40%

Electromedical & Electrotherapeutic Apparatus
13,300	Masimo Corporation *	1,240,358	4.86%

Electronic Computers
6,000	Omnicell, Inc. *	243,900	0.95%

Fire, Marine & Casualty Insurance
300	Alleghany Corporation *	184,398
2,850	American Financial Group Inc.	271,947
4,350	Aspen Insurance Holdings Limited (Bermuda)	226,418
		682,763	2.67%

Footwear (No Rubber)
8,000	Caleres, Inc.	211,360	0.83%

Household Furniture
4,000	La-Z-Boy Incorporated	108,000	0.42%

Industrial Organic Chemicals
4,100	Sensient Technologies Corporation	324,966
3,850	Westlake Chemical Corp.	254,292
		579,258	2.27%

Instruments For Measurement & Testing of Electricity & Electric Signals
18,675	Teradyne, Inc.	580,792	2.27%

Laboratory Analytical Instruments
9,600	PerkinElmer Inc.	557,376	2.18%

Miscellaneous Manufacturing Industries
8,700	Hillenbrand, Inc.	311,895	1.22%

Motor Vehicle Parts & Accessories
1,500	Visteon Corporation *	146,925	0.58%

Paper Mills
10,000	KapStone Paper and Packaging Corporation	231,000	0.90%

Pharmaceutical Preperations
2,000	Mallinckrodt public limited company * (United Kingdom)	89,140	0.35%

Plastics Products
3,100	AptarGroup Inc.	238,669
9,600	Entegris, Inc. *	224,640
		463,309	1.81%

Printed Circuit Boards
19,900	Jabil Circuit, Inc.	575,508
15,000	TTM Technologies, Inc. *	241,950
		817,458	3.20%

Radio & TV Broadcasting & Communications Equipment
7,700	ARRIS International plc *	203,665
40,000	Mitel Networks Corporation * (Canada)	277,200
		480,865	1.88%

Retail - Apparel & Accessory Stores
17,300	Express Inc. *	157,603
8,950	Tailored Brands, Inc.	133,713
		291,316	1.14%

Retail - Family Clothing Stores
22,800	American Eagle Outfitters, Inc.	319,884	1.25%

Retail - Lumber & Other Building Materials Dealers
33,600	BMC Stock Holdings, Inc. *	759,360	2.97%

Retail - Miscellaneous Shopping Good Stores
4,000	Barnes & Noble, Inc.	37,000	0.14%

Retail - Radio, TV & Consumer Electronics Stores
12,100	Best Buy Co., Inc.	594,715	2.33%

Retail - Retail Stores, NEC
7,600	IAC/InterActiveCorp.	560,272	2.19%

Retail - Shoe Stores
8,800	Foot Locker, Inc.	658,328	2.58%

Savings Institution, Federally Chartered
7,800	Capitol Federal Financial, Inc.	114,114	0.45%

Savings Institution, Not Federally Chartered
4,000	Berkshire Hills Bancorp, Inc.	144,200	0.56%

Search, Detection, Navigation, Guidance, Aeronautical Systems
6,000	Garmin Ltd. (Switzerland)	306,660	1.20%

Semiconductors & Related Devices
10,000	Finisar Corporation *	273,400
13,500	Kulicke & Soffa Industries Inc. * (Singapore)	274,320
17,725	Marvell Technology Group Ltd. (Bermuda)	270,484
16,200	Microsemi Corporation *	834,786
36,000	Oclaro, Inc. *	353,520
11,500	Qorvo, Inc. *	788,440
6,100	Skyworks Solutions, Inc.	597,678
		3,392,628	13.28%

Services - Computer Integrated Systems Design
21,700	Allscripts Healthcare Solutions, Inc. *	275,156
19,800	Convergys Corp.	418,770
7,700	Quality Systems, Inc. *	117,348
		811,274	3.18%

Services - Help Supply Services
12,525	Kelly Services, Inc. - Class A	273,796
9,750	Kforce Inc.	231,563
		505,359	1.98%

Services - Hospitals
8,800	Magellan Health Services Inc. *	607,640
13,400	MEDNAX, Inc. *	929,692
		1,537,332	6.03%

Services - Motion Picture Theaters
17,000	Regal Entertainment Group Class A	383,860	1.50%

Services - Prepackaged Software
2,625	Progress Software Corporation	76,256	0.30%

Steel Pipe & Tubes
6,800	Allegheny Technologies Incorporated	122,128	0.48%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
2,100	Carpenter Technology Corporation	78,330	0.31%

Surety Insurance
8,200	Radian Group Inc.	147,272	0.58%

Surgical & Medical Instruments & Apparatus
26,800	Globus Medical, Inc. - Class A *	793,816
30,000	MiMedx Group, Inc. *	285,900
3,600	NuVasive, Inc. *	268,848
		1,348,564	5.29%

Telegraph & Other Message Communications
7,000	j2 Global, Inc.	587,370	2.30%

Telephone & Telegraph Apparatus
9,600	Ciena Corporation *	226,656
5,500	Fabrinet * (Thailand)	231,165
		457,821	1.79%

Title Insurance
5,900	Fidelity National Financial, Inc.	229,746
6,700	Fidelity National Financial Ventures *	88,775
		318,521	1.25%

Transportation Services
3,900	GATX Corporation	237,744	0.93%

Wholesale - Computers & Peripheral Equipment & Software
1,900	SYNNEX Corporation	212,686	0.83%

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
2,300	EnerSys	181,562	0.71%

Wholesale - Lumber & Other Construction Materials
8,400	Boise Cascade Company *	224,280	0.88%

Total for Common Stocks (Cost $19,067,911)		$23,139,395	90.60%

REAL ESTATE INVESTMENT TRUSTS
5,200	Mid-America Apartment Communities Inc.	529,048	2.07%
Total for Real Estate Investment Trusts (Cost $433,746)

MONEY MARKET FUNDS
1,810,434	SEI Daily Income Trust Government Fund CL A 0.53% **	1,810,434	7.09%
(Cost $1,810,434)

Total Investment Securities		25,478,877	99.76%
	(Cost $21,232,091)

Other Assets in Excess of Liabilities		62,268	0.24%

Net Assets		$25,541,145	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at March 31, 2017.

                                   See accompanying notes to Schedules of Investments

Paradigm Micro-Cap Fund
	Schedule of Investments
		March 31, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Parts & Auxiliary Equipment, NEC
40,000	Ducommun Incorporated *	$1,151,600
140,000	LMI Aerospace, Inc. *	1,929,200
		3,080,800	7.44%

Communications Equipment, NEC
60,000	Vocera Communications, Inc. *	1,489,800	3.60%

Computer Communications Equipment
300,000	Extreme Networks, Inc. *	2,253,000	5.44%

Computer Peripheral Equipment, NEC
300,000	RadiSys Corporation *	1,200,000	2.90%

Electronic Computers
22,000	Omnicell, Inc. *	894,300	2.16%

Footwear (No Rubber)
40,000	Caleres, Inc.	1,056,800	2.55%

Instruments for Meas & Testing of Electricity & Elec Signals
132,600	Xcerra Corporation *	1,178,814	2.85%

Motor Vehicles Parts & Accessories
29,277	Meritor, Inc. *	501,515	1.21%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
400,000	RTI Surgical, Inc. *	1,600,000	3.87%

Pharmaceutical Preparations
85,181	Nature's Sunshine Products	851,810	2.06%

Printed Circuit Boards
70,000	TTM Technologies, Inc. *	1,129,100	2.73%

Radio & TV Broadcasting & Communications Equipment
60,000	Comtech Telecommunications Corp.	884,400
200,000	Mitel Networks Corporation * (Canada)	1,386,000
		2,270,400	5.48%

Retail - Apparel & Accessory Stores
86,600	Citi Trends, Inc.	1,472,200
60,000	Francesca’s Holdings Corporation *	921,000
160,000	Tilly's, Inc.	1,443,200
250,000	Vince Holding Corp. *	387,500
		4,223,900	10.20%

Retail - Retail Stores, NEC
60,000	Kirkland's, Inc.	744,000	1.80%

Retail - Women's Clothing Stores
439,100	New York & Company, Inc. *	856,245	2.07%

Semiconductors & Related Devices
150,000	EMCORE Corporation *	1,350,000
50,000	Finisar Corporation *	1,367,000
72,200	Lattice Semiconductors Corporation *	499,624
40,000	MaxLinear, Inc. - Class A *	1,122,000
100,000	NeoPhotonics Corporation *	901,000
200,000	Oclaro, Inc. *	1,964,000
		7,203,624	17.41%

Services - Computer Integrated Systems Design
120,000	Allscripts Healthcare Solutions, Inc. *	1,521,600
80,000	Quality Systems, Inc. *	1,219,200
		2,740,800	6.62%

Services - Management Services
600,000	R1 RCM Inc. *	1,854,000	4.48%

Services - Skilled Nursing Care Facilities
21,500	The Ensign Group, Inc.	404,200	0.98%

Special Industry Machinery (No Metalworking Machinery)
10,800	Kadant Inc.	640,980	1.55%

Steel Works, Blast Furnaces & Rolling & Finishing Mills
24,600	Insteel Industries, Inc.	889,044	2.15%

Surgical & Medical Instruments & Apparatus
200,000	MiMedx Group, Inc. *	1,906,000	4.60%

Telephone & Telegraph Apparatus
115,400	Shoretel, Inc. *	709,710	1.71%

Wholesale - Lumber & Other Construction Materials
160,000	Huttig Building Products, Inc. *	1,302,400	3.15%

Total for Common Stocks (Cost $33,687,063)		$40,981,242	99.01%

CONTINGENT VALUE RIGHTS
50,000	Synergetics USA, Inc. * +	-	0.00%
(Cost $0)

MONEY MARKET FUNDS
2,367,690	SEI Daily Income Trust Government Fund CL A 0.53% **	2,367,690	5.72%
(Cost $2,367,690)

Total Investment Securities		43,348,932	104.73%
	(Cost $36,054,753)

Liabilities in Excess of Other Assets		(1,955,936)	-4.73%

Net Assets		$41,392,996	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at March 31, 2017.
+ Under the terms of the Contingent Value Rights (“CVR”), the holder has the right to receive cash payments of between $0.50 and $1.00 if Synergetic’s ophthalmology business achieves certain revenue performance milestones.

                                    See accompanying notes to Schedules of Investments

PARADIGM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2017

(Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at March 31, 2017 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Value Fund	Opportunity Fund	Select Fund
Cost of Investments	$36,015,286	$5,018,690	$21,312,091
Gross Unrealized Appreciation	$26,062,036	$3,089,854	$4,742,676
Gross Unrealized Depreciation	($1,886,915)	($184,845)	($575,890)
Net Unrealized Appreciation
(Depreciation) on Investments	$24,175,121	$2,905,009	$4,166,786

Micro-Cap Fund
Cost of Investments	$36,054,753
Gross Unrealized Appreciation	$9,163,281
Gross Unrealized Depreciation	($1,869,102)
Net Unrealized Appreciation
(Depreciation) on Investments	$7,294,179

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds use the highest cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

The Funds may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividend to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs K-1. For financial reporting purpose management does not estimate the tax character of MLP distributions for which actual information has not been reported.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each fund is calculated by taking the total value of the fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, real estate investment trusts and contingent value rights). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of March 31, 2017:

Value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$54,096,115	$-	$-	$54,096,115
Real Estate Investment Trusts	4,358,964	-	-	4,358,964
Money Market Funds	1,735,328	-	-	1,735,328
Total	$60,190,407	$-	$-	$60,190,407

Opportunity:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$6,885,918	$-	$-	$6,885,918
Real Estate Investment Trusts	287,416	-	-	287,416
Money Market Funds	750,365	-	-	750,365
Total	$7,923,699	$-	$-	$7,923,699

Select:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$23,139,395	$-	$-	$23,139,395
Real Estate Investment Trusts	529,048	-	-	529,048
Money Market Funds	1,810,434	-	-	1,810,434
Total	$25,478,877	$-	$-	$25,478,877

Micro-Cap:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$40,981,242	$-	$-	$40,981,242
Contingent Value Rights	-	-	-	-
Money Market Funds	2,367,690	-	-	2,367,690
Total	$43,348,932	$-	$-	$43,348,932

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any level 3 assets during the three month period ended March 31, 2017.  There were no transfers into or out of the levels during the period ended March 31, 2017.  It is the Funds’ policy to consider transfers into or out the levels as of the end of the reporting period.

The Funds did not invest in any derivative instruments during the three month period ended March 31, 2017.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By: /s/Candace King Weir

      Candace King Weir

      President

Date:               5/15/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Candace King Weir

      Candace King Weir

      President

Date:               5/15/17

By: /s/Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date:               5/15/17